Accounts and Other Receivables and Other Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 1,181,033	$ 949,714	$ 1,097,446
Straight-line rent receivable	2,069,543	1,954,662	407,475
Interest receivable	403,073	325,602	264,525
Allowance for doubtful accounts	(218,437)	(155,519)
Total accounts and other receivables, net	3,435,212	3,074,459	1,769,446
Deposits	472,380	474,306	500,000
Prepaid expenses	595,624	545,441	70,625
Capitalized fees, net	97,894	86,000	0
Interest rate cap	97,894	86,000	0
Total other assets	$ 1,165,898	$ 1,105,747	$ 570,625